Right-of-Use Asset and Lease Liabilities - Components of Lease Expense (Details) - HZO, Inc. and Subsidiaries - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Right-of-Use Asset and Lease Liabilities
Operating lease cost	$ 455,995	$ 529,303	$ 1,026,354	$ 1,118,058
Finance lease cost, Amortization of assets	27,709	26,905	53,811	42,143
Finance lease cost, Interest on lease liabilities	6,117	8,151	15,247	14,387
Total lease cost	$ 489,821	$ 564,359	$ 1,095,412	$ 1,174,588